INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED JUNE 10, 2026 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 19, 2025, OF:
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
(collectively, the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statement of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective July 1, 2026, Gregory Meisenger will no longer serve as a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to Mr. Meisenger will be removed from the Funds’ Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”).
In addition, effective on that date, the Funds’ Summary and Statutory Prospectuses and SAI are revised as described below.
1.
The following information is added to the table appearing under the “Portfolio Managers” section of the Summary Prospectuses and the “Summary Information – Portfolio Managers” section of the Statutory Prospectuses:
Name	Title with Adviser/Trust	Date Began Managing the Fund
Richard Ose	Portfolio Manager of the Adviser	July 2026
2.
The following replaces the third sentence in the “Management of the Fund – Portfolio Managers” section of the Statutory Prospectuses:
In this regard, Peter Hubbard, Cynthia Madrigal, Jeremy Neisewander and Richard Ose (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
3.
The following bullet is added below the third paragraph in the “Management of the Fund – Portfolio Managers” section of the Statutory Prospectuses:
●
Richard Ose, Portfolio Manager of the Adviser, has been responsible for the management of the Fund since July 2026. He has been responsible for the management of certain funds in the Invesco family of ETFs since October 2013 and has been associated with the Adviser since 2011.

4.
Richard Ose is added to the list of portfolio managers in the third sentence of the section titled “Management – Portfolio Managers” of the SAI.
5.
The following disclosure is added to the section titled “Management – Portfolio Managers” of the SAI:
As of April 30, 2026, Mr. Ose managed 14 registered investment companies with approximately $12.2 billion in assets, 13 other pooled investment vehicles with approximately $5.7 billion in assets and 3 other accounts with approximately $2.2 billion in assets.
6.
The following disclosure is added to the section titled “Management – Portfolio Holdings” of the SAI:
The dollar range of equity securities beneficially owned by Mr. Ose in the Fund(s) he manages as of April 30, 2026, is shown below.
Richard Ose	Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
Invesco BulletShares 2027 Corporate Bond ETF	X
P-SIFT-SUMSTATSAI-SUP 061026